GMO Asset Allocation Bond Fund Expense Example - GMO Asset Allocation Bond Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	960
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	$ 852